Income Taxes (Details) $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($)
Income Tax Disclosure [Abstract]
Loss carryforward, description	The Company has state net operating loss carryforward of $3.1 million, which expires beginning 2031.
Generally limited percentage	8.00%
Federal income taxes	$ 5.2
Amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction	$ 1.3